Loans and Allowance for Loan Losses - Loans Pledged (Details) $ in Millions	Dec. 31, 2019 USD ($)
Loans and Allowances for Loan Losses
Amount of loans pledged as collateral to the Federal Home Loan Bank	$ 512.3